Long Term Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Long Term Investment

Note 8	Long Term Investment

	As at	As at
	March 31, 2019	December 31, 2018
	(Unaudited)
Equity Security	$42,914	$42,716
Compulsorily Convertible Debentures	$42,914	$42,716

Compulsorily Convertible Debentures are neither to be redeemed by the issuing entity or are redeemable at the option of the investor, therefore Investment in Compulsorily Convertible Debentures has been considered as equity security. The Company has elected to measure the equity security at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

Note 8	Long Term Investment

	As at December 31, 2018	As at December 31, 2017
Equity Security
Compulsorily Convertible Debentures	$42,716	$-
	$42,716	$-

Compulsorily Convertible Debentures are neither to be redeemed by the issuing entity nor are redeemable at the option of the investor, therefore Investment in Compulsorily Convertible Debentures has been considered as equity security. The Company has elected to measure the equity security at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.